Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000015670 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015670 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015670 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015670 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015670 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015670 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015670 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015670 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015670 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015670 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015670 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015670 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015670 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015670 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015670 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015670 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015670 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015670 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015670 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015670 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015670 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015670 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015673 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015673 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015673 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015673 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015673 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015673 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015673 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015673 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015673 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015673 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015673 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015673 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015673 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015673 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015673 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015673 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015673 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015673 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015673 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015673 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015673 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015673 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144535 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000144535 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144535 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144535 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144535 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144535 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144535 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144535 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144535 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144535 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144535 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000144535 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000144535 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000144535 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144535 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144535 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144535 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144535 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144535 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144535 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000144535 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144535 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015675 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015675 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015675 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015675 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015675 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015675 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015675 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015675 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015675 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015675 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015675 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015675 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015675 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015675 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015675 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015675 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015675 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015675 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015675 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015675 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015675 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015675 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015676 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015676 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015676 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015676 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015676 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015676 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015676 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015676 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015676 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015676 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015676 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015676 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015676 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015676 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015676 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015676 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015676 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015676 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015676 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015676 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015676 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015676 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%